FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

        The fair value of financial assets and liabilities as of December 31, 2014, including those measured at fair value on a recurring basis, consisted of the following:

	Level 1	Level 2	Level 3	Total
	RUB	RUB	RUB	RUB
Assets:
Cash equivalents:
Bank deposits(1)	—	9,775	—	9,775
Investments in money market funds	4,253	—	—	4,253
Term deposits, current	—	5,863	—	5,863
Term deposits, non-current	—	24,775	—	24,775
Restricted cash	1,497	—	—	1,497
Investments in debt securities	—	3,089	—	3,089
Loans to employees	—	768	—	768
Loans granted	—	522	—	522
Derivative contracts (Notes 4, 6)(2)	—	—	8	8

	5,750	44,792	8	50,550

Liabilities:
Convertible debt	—	25,294	—	25,294
Contingent consideration(2)	—	—	85	85
Derivative contracts(2)	—	37	—	37

	—	25,331	85	25,416

(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2014.

        The fair value of financial assets and liabilities as of December 31, 2015, including those measured at fair value on a recurring basis, consisted of the following:

	Fair value measurement using
	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	$
Assets:
Cash equivalents:
Bank deposits(1)	—	14,775	—	14,775	202.8
Investments in money market funds	6,195	—	—	6,195	85.0
Term deposits, current	—	15,150	—	15,150	207.9
Term deposits, non-current	—	18,455	—	18,455	253.2
Restricted cash	1,390	—	—	1,390	19.1
Investments in debt securities(2)	—	2,915	—	2,915	40.0
Loans to employees	—	1,022	—	1,022	14.0
Loans granted	—	662	—	662	9.0

	7,585	52,979	—	60,564	831.0

Liabilities:
Convertible debt	—	26,857	—	26,857	368.5
Contingent consideration(2)	—	—	407	407	5.5
Derivative contracts(2)	—	92	—	92	1.3

	—	26,949	407	27,356	375.3

(1)	Bank deposits with original maturities of three months or less are included in cash equivalents. Bank deposits with maturities of more than three months are classified as term deposits.
(2)	Amounts are measured at fair value on a recurring basis. The Company had no other financial assets or liabilities measured at fair value on a recurring basis during the year ended December 31, 2015.

Schedule of carrying amounts and fair values of debt securities

	2014
			2015
	Carrying amount
		Fair value	Carrying amount		Fair value
	RUB	RUB	RUB	$	RUB	$
Investments in debt securities	3,124	3,089	2,915	40.0	2,915	40.0
Term deposits, non-current	25,663	24,775	18,399	252.4	18,455	253.2
Convertible debt	(26,123)	(25,294)	(27,374)	(375.6)	(26,857)	(368.5)

Total	2,664	2,570	(6,060)	(83.2)	(5,487)	(75.3)